Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]

USD m 31.12.24 31.12.23
1
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
2
320 350
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations )
3
997 1,924
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 3,602 4,020
Acquisition-related contingent liabilities relating to litigation,

regulatory and similar matters (IFRS 3,
Business Combinations )
3
2,122 3,993
Restructuring, real-estate and other provisions (IAS 37,

Provisions, Contingent Liabilities and Contingent Assets
) 1,368 2,123
Total provisions and contingent liabilities 8,409 12,412
1 Comparative-period information has

been revised. Refer to

Note 2 for more

information.

2 Refer to Note

10 for more information.

3 Refer to Note

2 for more information

about the acquisition of

the Credit
Suisse Group.

Total provisions with additional information [textblock]

USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2024
Balance at the beginning of the year 4,020 741 259 1,123 6,144
Increase in provisions recognized in the income statement 321 1,008 20 159 1,508
Release of provisions recognized in the income statement (97) (234) (5) (880) (1,217)
Reclassifications 1,594
5
0 0 0 1,594
Provisions used in conformity with designated purpose (2,129)
5
(704) (18) (52) (2,903)
Foreign currency translation and other movements (108) 1 (16) (34) (157)
Balance at the end of the year 3,602 813 240 315 4,969
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
383 m of provisions for onerous contracts related to real estate as of 31 December 2024 (31 December 2023:
USD 448 m), USD 334
m of

personnel-related restructuring

provisions as

of 31

December 2024

(31 December

2023: USD
294
m) and

onerous contracts

related to

technology.

3 Mainly includes

provisions for
reinstatement costs with respect to leased properties.

4 Mainly includes provisions related to employee benefits,

VAT and operational

risks.

5 Includes reclassifications from IFRS 3 contingent

liabilities to IAS 37
provisions, including the funding

by UBS of the offer

made in June 2024

by the Credit Suisse supply

chain finance funds to redeem

all of their outstanding units.

As a result of the

offer, UBS reclassified

USD
944 m
from IFRS 3 acquisition-related contingent liabilities to IAS 37 provisions related to litigation, regulatory and similar matters, as the probability of an outflow of resources increased, bringing the total IAS 37 provision for this matter to USD 1,421
m, with no impact on

the income statement. The

provision has been used

to recognize the funding obligation,

which was accounted for

as a derivative liability

with a fair value

of USD
1,421 m. Post the expiry of the offer, USD 92
m was reclassified from derivative liabilities back into IAS 37 provisions in relation to investors who did not accept the redemption offer.

Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items Total 2024
Balance at the beginning of the year 1,235 157 15 294 2,186 134 4,020
Increase in provisions recognized in the income statement 165 1 7 19 118 12 321
Release of provisions recognized in the income statement (18) 0 0 (11) (66) (2) (97)
Reclassifications
2
17 0 0 0 1,578 0 1,594
Provisions used in conformity with designated purpose
2
(59) 0 (20) (26) (2,020) (4) (2,129)
Foreign currency translation and other movements (69) (10) 0 (12) (17) (1) (108)
Balance at the end of the year 1,271 147 1 266 1,779 139 3,602
1 Provisions, if any, for the matters described in items 2

and 10 of this Note are recorded in Global Wealth Management. Provisions, if any,

for the matters described in items 5, 6, 7, 8, 9, 11, 13 and 14 of this Note are recorded in Non-core and Legacy. Provisions,

if any, for the matters described in item 1

of this Note are allocated between Global Wealth Management,

Personal & Corporate Banking and Non-core and

Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items. Provisions, if any, for the matters described in item 4 of this Note are allocated between Global Wealth Management

and Personal & Corporate Banking.

Provisions, if any,

for the matters described in item 12 of

this Note are allocated between the

Investment Bank and Non-core
and Legacy.

2 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions, including the funding by UBS of the offer made in June 2024 by the Credit Suisse supply chain finance funds to redeem all of their outstanding units.

As a result of the offer,

UBS reclassified USD
944
m from IFRS 3 acquisition-related

contingent liabilities to IAS 37

provisions related to litigation, regulatory

and similar matters, as

the
probability of an outflow of

resources increased, bringing the

total IAS 37 provision for

this matter to USD
1,421
m, with no impact

on the income statement.

The provision has been

used to recognize the

funding
obligation, which was accounted for as a derivative liability with a fair value of USD
1,421
m. Post the expiry of the offer,

USD
92
m was reclassified from derivative liabilities back into

IAS 37 provisions in relation to
investors who did not accept the redemption offer.